Annual Fund Operating Expenses	Nov. 28, 2025
Abacus FCF International Leaders ETF | Abacus FCF International Leaders ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%	[1],[2]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.54%
Abacus FCF Leaders ETF | Abacus FCF Leaders ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[3],[4]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.49%
Abacus FCF Small Cap Leaders ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 28, 2026
Abacus FCF Small Cap Leaders ETF | Abacus FCF Small Cap Leaders ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%	[5]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.59%
Fee Waiver or Reimbursement	(0.20%)	[6]
Net Expenses (as a percentage of Assets)	0.39%
Abacus FCF Innovation Leaders ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 28, 2026
Abacus FCF Innovation Leaders ETF | Abacus FCF Innovation Leaders ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%	[7],[8]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.59%
Fee Waiver or Reimbursement	(0.20%)	[9]
Net Expenses (as a percentage of Assets)	0.39%
Abacus Flexible Bond Leaders ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 28, 2026
Abacus Flexible Bond Leaders ETF | Abacus Flexible Bond Leaders ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%	[10],[11]
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.23%
Expenses (as a percentage of Assets)	0.82%
Fee Waiver or Reimbursement	(0.20%)	[12]
Net Expenses (as a percentage of Assets)	0.62%
Abacus FCF Real Assets Leaders ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 28, 2026
Abacus FCF Real Assets Leaders ETF | Abacus FCF Real Assets Leaders ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%	[13],[14]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.59%
Fee Waiver or Reimbursement	(0.20%)	[15]
Net Expenses (as a percentage of Assets)	0.39%

[1]	"Management Fee" has been restated to reflect current fees.
[2]	The management fee is structured as a “unified fee,” pursuant to which the Fund’s investment adviser pays all expenses of the Fund, except for the management fee, payments under the Fund’s Rule 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).
[3]	“Management Fee” has been restated to reflect current fees.
[4]	The management fee is structured as a “unified fee,” pursuant to which the Fund’s investment adviser pays all expenses of the Fund, except for the management fee, payments under the Fund’s Rule 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).
[5]	The management fee is structured as a “unified fee,” pursuant to which the Fund’s investment adviser pays all expenses of the Fund, except for the management fee, payments under the Fund’s Rule 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).
[6]	Abacus FCF Advisors LLC, the Fund’s investment adviser (the “Adviser”), has contractually agreed to waive a portion of the Fund’s management fee equal to 0.20% of the Fund’s average daily net assets through at least November 28, 2026, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.
[7]	The management fee is structured as a “unified fee,” pursuant to which the Fund’s investment adviser pays all expenses of the Fund, except for the management fee, payments under the Fund’s Rule 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).
[8]	“Management Fee” has been restated to reflect current fees.
[9]	Abacus FCF Advisors LLC, the Fund’s investment adviser (the “Adviser”), has contractually agreed to waive a portion of the Fund’s management fee equal to 0.20% of the Fund’s average daily net assets through at least November 28, 2026, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.
[10]	The management fee is structured as a “unified fee,” pursuant to which the Fund’s investment adviser pays all expenses of the Fund, except for the management fee, payments under the Fund’s Rule 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).
[11]	“Management Fee” has been restated to reflect current fees.
[12]	Abacus FCF Advisors LLC, the Fund’s investment adviser (the “Adviser”), has contractually agreed to waive a portion of the Fund’s management fee equal to 0.20% of the Fund’s average daily net assets through at least November 28, 2026, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.
[13]	The management fee is structured as a “unified fee,” pursuant to which the Fund’s investment adviser pays all expenses of the Fund, except for the management fee, payments under the Fund’s Rule 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).
[14]	“Management Fee” has been restated to reflect current fees.
[15]	Abacus FCF Advisors LLC, the Fund’s investment adviser (the “Adviser”), has contractually agreed to waive a portion of the Fund’s management fee equal to 0.20% of the Fund’s average daily net assets through at least November 28, 2026, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.